Warrants - Sensitivity analysis for the May 2023 Warrants at initial recognition (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 $ / shares	Dec. 31, 2023 EUR (€) shares
Warrants
Effect on initial fair value, due to increase in unobservable input	€ (204,254)	€ (27,029)
Effect on initial fair value, due to decrease in unobservable input	€ (199,866)	€ (21,881)
2023 PIPE Warrants
Warrants
Percentage, up				10.00%
Percentage, down				(10.00%)
Exercise price | $ / shares			$ 2.00
Warrant Issued | shares				8,036,528
Term of warrants	18 months
Class of warrant or right, adjusted exercise price of warrants or rights | $ / shares			$ 1.00
Fair value of warrants				€ (4,552)
Fair value of warrants at decrease in unobservable input				(3,998)
Fair value of warrants at increase in unobservable input				€ (5,089)
Effect on initial fair value, due to increase in unobservable input	€ (537)
Effect on initial fair value, due to decrease in unobservable input	€ 554